Consolidated Results of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Results of Operations [Abstract]
Revenues	$ 9,838.4	$ 8,502.1	$ 6,959.0
Costs and expenses:
Cost of sales (exclusive of depreciation and amortization shown separately below)	7,015.9	6,024.3	4,838.4
Selling and administrative expenses	1,362.6	1,161.2	1,001.5
Depreciation and amortization	314.5	254.7	206.6
Interest, net	100.2	90.4	84.0
Other costs (see Note 3)	92.7	33.5	177.4
Total costs and expenses	8,885.9	7,564.1	6,307.9
Income before income taxes	952.5	938.0	651.1
Income tax provision	(228.3)	(187.5)	(129.2)
Net income	724.2	750.5	521.9
Net income attributable to noncontrolling interest	25.0	0	0
Net income attributable to Cameron	$ 699.2	$ 750.5	$ 521.9
Earnings per share attributable to Cameron stockholders:
Basic (in dollars per share)	$ 2.89	$ 3.05	$ 2.13
Diluted (in dollars per share)	$ 2.87	$ 3.02	$ 2.09